CAPITAL LEASES (Details)	Dec. 31, 2020 USD ($)
Assets
Leased equipment under finance lease	$ 108,622
Less accumulated amortization	(93,117)
Net	15,505
Liabilities
Obligations under finance lease (current)	29,010
Obligations under finance lease (noncurrent)	11,045
Total	$ 40,055